STOCK BASED COMPENSATION (Details 3) - Restricted Stock [Member] - 2016 Stock Plan [Member] - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Restricted Stock [Roll Forward]
Outstanding at beginning	13,509	30,018
Vested	(13,509)	(15,759)
Forfeited		(750)
Outstanding at end		13,509
Restricted Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	$ 90.60	$ 96.00
Vested	$ 90.60	95.80
Forfeited		195.60
Outstanding at end		$ 90.60